STABLECOIN (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
stablecoins		$ 21
U S D C [Member]
IfrsStatementLineItems [Line Items]
stablecoins
Usdt [Member]
IfrsStatementLineItems [Line Items]
stablecoins		$ 21